Investment Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (3,860)	$ (1,304)
Less than 12 months, Fair value, available-for-sale	154,806	100,316
12 months or more, Gross unrealized losses, available-for-sale	(1,547)	(1,162)
12 months or more, Fair value, available-for-sale	27,362	31,348
Total, Gross unrealized losses, available-for-sale	(5,407)	(2,466)
Total, Fair value, available-for-sale	182,168	131,664
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(1,025)	(410)
Less than 12 months, Fair value, held-to-maturity	51,317	30,623
12 months or more, Gross unrealized losses, held-to-maturity	(2)	(4)
12 months or more, Fair value, held-to-maturity	899	233
Total, Gross unrealized losses, held-to-maturity	(1,027)	(414)
Total, Fair value, held-to-maturity	52,216	30,856
Total investment securities:
Less than 12 months, Gross unrealized losses, investment securities	(4,885)	(1,714)
Less than 12 months, Fair value, investment securities	206,123	130,939
12 months or more, Gross unrealized losses, investment securities	(1,549)	(1,166)
12 months or more, Fair value, investment securities	28,261	31,581
Total, Gross unrealized losses, investment securities	(6,434)	(2,880)
Total, Fair value, investment securities	234,384	162,520
Total debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3,857)	(1,301)
Less than 12 months, Fair value, available-for-sale	154,765	100,252
12 months or more, Gross unrealized losses, available-for-sale	(1,539)	(1,150)
12 months or more, Fair value, available-for-sale	27,317	31,239
Total, Gross unrealized losses, available-for-sale	(5,396)	(2,451)
Total, Fair value, available-for-sale	182,082	131,491
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(109)	(148)
Less than 12 months, Fair value, available-for-sale	10,816	24,795
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(109)	(148)
Total, Fair value, available-for-sale	10,816	24,795
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(77)	(73)
Less than 12 months, Fair value, held-to-maturity	6,351	5,264
12 months or more, Gross unrealized losses, held-to-maturity	0	0
12 months or more, Fair value, held-to-maturity	0	0
Total, Gross unrealized losses, held-to-maturity	(77)	(73)
Total, Fair value, held-to-maturity	6,351	5,264
U.S. states and political subdivisions [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(341)	(26)
Less than 12 months, Fair value, available-for-sale	17,412	3,453
12 months or more, Gross unrealized losses, available-for-sale	(1,230)	(476)
12 months or more, Fair value, available-for-sale	16,213	12,377
Total, Gross unrealized losses, available-for-sale	(1,571)	(502)
Total, Fair value, available-for-sale	33,625	15,830
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(144)	0
Less than 12 months, Fair value, held-to-maturity	4,871	0
12 months or more, Gross unrealized losses, held-to-maturity	0	0
12 months or more, Fair value, held-to-maturity	0	0
Total, Gross unrealized losses, held-to-maturity	(144)	0
Total, Fair value, held-to-maturity	4,871	0
Total mortgage-backed securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3,385)	(574)
Less than 12 months, Fair value, available-for-sale	122,721	42,081
12 months or more, Gross unrealized losses, available-for-sale	(155)	(364)
12 months or more, Fair value, available-for-sale	5,416	12,536
Total, Gross unrealized losses, available-for-sale	(3,540)	(938)
Total, Fair value, available-for-sale	128,137	54,617
Federal agencies [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3,338)	(522)
Less than 12 months, Fair value, available-for-sale	120,735	36,329
12 months or more, Gross unrealized losses, available-for-sale	(120)	(306)
12 months or more, Fair value, available-for-sale	3,481	9,888
Total, Gross unrealized losses, available-for-sale	(3,458)	(828)
Total, Fair value, available-for-sale	124,216	46,217
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	(804)	(314)
Less than 12 months, Fair value, held-to-maturity	40,095	23,115
12 months or more, Gross unrealized losses, held-to-maturity	0	0
12 months or more, Fair value, held-to-maturity	0	0
Total, Gross unrealized losses, held-to-maturity	(804)	(314)
Total, Fair value, held-to-maturity	40,095	23,115
Residential [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(4)	(20)
Less than 12 months, Fair value, available-for-sale	527	1,276
12 months or more, Gross unrealized losses, available-for-sale	(4)	(5)
12 months or more, Fair value, available-for-sale	245	285
Total, Gross unrealized losses, available-for-sale	(8)	(25)
Total, Fair value, available-for-sale	772	1,561
Commercial [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(43)	(32)
Less than 12 months, Fair value, available-for-sale	1,459	4,476
12 months or more, Gross unrealized losses, available-for-sale	(31)	(53)
12 months or more, Fair value, available-for-sale	1,690	2,363
Total, Gross unrealized losses, available-for-sale	(74)	(85)
Total, Fair value, available-for-sale	3,149	6,839
Corporate debt securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(11)	(244)
Less than 12 months, Fair value, available-for-sale	946	4,941
12 months or more, Gross unrealized losses, available-for-sale	(99)	(205)
12 months or more, Fair value, available-for-sale	1,229	1,057
Total, Gross unrealized losses, available-for-sale	(110)	(449)
Total, Fair value, available-for-sale	2,175	5,998
Collateralized loan and other debt obligations [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(2)	(276)
Less than 12 months, Fair value, available-for-sale	1,899	22,214
12 months or more, Gross unrealized losses, available-for-sale	(29)	(92)
12 months or more, Fair value, available-for-sale	3,197	4,844
Total, Gross unrealized losses, available-for-sale	(31)	(368)
Total, Fair value, available-for-sale	5,096	27,058
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	0	(20)
Less than 12 months, Fair value, held-to-maturity	0	1,148
12 months or more, Gross unrealized losses, held-to-maturity	(1)	(4)
12 months or more, Fair value, held-to-maturity	266	233
Total, Gross unrealized losses, held-to-maturity	(1)	(24)
Total, Fair value, held-to-maturity	266	1,381
Other [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(9)	(33)
Less than 12 months, Fair value, available-for-sale	971	2,768
12 months or more, Gross unrealized losses, available-for-sale	(26)	(13)
12 months or more, Fair value, available-for-sale	1,262	425
Total, Gross unrealized losses, available-for-sale	(35)	(46)
Total, Fair value, available-for-sale	2,233	3,193
Held-to-maturity securities:
Less than 12 months, Gross unrealized losses, held-to-maturity	0	(3)
Less than 12 months, Fair value, held-to-maturity	0	1,096
12 months or more, Gross unrealized losses, held-to-maturity	(1)	0
12 months or more, Fair value, held-to-maturity	633	0
Total, Gross unrealized losses, held-to-maturity	(1)	(3)
Total, Fair value, held-to-maturity	633	1,096
Total marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	(3)
Less than 12 months, Fair value, available-for-sale	41	64
12 months or more, Gross unrealized losses, available-for-sale	(8)	(12)
12 months or more, Fair value, available-for-sale	45	109
Total, Gross unrealized losses, available-for-sale	(11)	(15)
Total, Fair value, available-for-sale	86	173
Perpetual preferred securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	(1)
Less than 12 months, Fair value, available-for-sale	41	24
12 months or more, Gross unrealized losses, available-for-sale	(8)	(12)
12 months or more, Fair value, available-for-sale	45	109
Total, Gross unrealized losses, available-for-sale	(11)	(13)
Total, Fair value, available-for-sale	86	133
Other marketable equity securities [Member]
Available-for-sale securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	(2)
Less than 12 months, Fair value, available-for-sale	0	40
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	0	(2)
Total, Fair value, available-for-sale	$ 0	$ 40